Equipment on Operating Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Summary of Equipment on Operating Leases

A summary of equipment on operating leases as of December 31, 2016 and 2015 is as follows:

	2016	2015
	(in millions)
Equipment on operating leases	$2,253	$2,127
Accumulated depreciation	(346)	(292)
Net equipment on operating leases	$1,907	$1,835

Lease Payments Owed for Equipment Under Operating Leases

Lease payments owed to CNH Industrial for equipment under non-cancelable operating leases as of December 31, 2016, are as follows:

Amount
(in millions)
2017	$176
2018	114
2019	44
2020	17
2021	5
Beyond 5 years	—
Total	$356